Financial Instruments - Summary of Financial Assets and Liabilities by Categories (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets
Cash and cash equivalents	$ 186	$ 157	$ 326
Short-term investments	48	43
Accounts receivable arising from sales of metal concentrates	110	77
Investments in securities	178	114
Derivative assets designated as hedging instruments	2
Derivative assets not designated as hedging instruments	1	7
Other current and non-current financial assets	33	39
Total financial assets	558	437
Financial liabilities
Debt	(2,483)	(2,510)
Deferred payment obligation	(182)
Accounts payable and accrued liabilities	(547)	(478)
Derivative liabilities designated as hedging instruments	(2)	(22)
Other current and non-current financial liabilities	(257)	(259)
Total financial liabilities	(3,471)	(3,269)
Financial Assets, Loans and Receivables [member]
Financial assets
Short-term investments	48	43
Other current and non-current financial assets	33	39
Total financial assets	81	82
Financial Assets, Available-for-Sale [member]
Financial assets
Investments in securities	178	114
Total financial assets	178	114
Financial Assets, Fair Value Through Profit or Loss [member]
Financial assets
Cash and cash equivalents	186	157
Accounts receivable arising from sales of metal concentrates	110	77
Derivative assets not designated as hedging instruments	1	7
Total financial assets	297	241
Effective Hedging Instrument [member]
Financial assets
Derivative assets designated as hedging instruments	2
Total financial assets	2
Financial Liabilities, Fair Value Through Profit or Loss [member]
Financial liabilities
Derivative liabilities designated as hedging instruments	(2)	(22)
Total financial liabilities	(2)	(22)
Financial Liabilities, Held to Maturity/Other Financial Liabilities [member]
Financial liabilities
Debt	(2,483)	(2,510)
Deferred payment obligation	(182)
Accounts payable and accrued liabilities	(547)	(478)
Other current and non-current financial liabilities	(257)	(259)
Total financial liabilities	$ (3,469)	$ (3,247)